Goodwill and Intangible Assets - Schedule of Changes in the Carrying Amount of Goodwill (Details) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2021
Goodwill [Roll Forward]
Beginning balance			$ 164,194,004
Foreign exchange			(1,960,000)
Ending balance	$ 567,952,000	$ 567,952,000	567,952,000	$ 567,952,000
TTC
Goodwill [Roll Forward]
Business acquisition			57,574,000
Measurement period adjustment		347,000	347,000
Ending balance	57,921,000	57,921,000	57,921,000	57,921,000
Glocal
Goodwill [Roll Forward]
Business acquisition			91,871,000
Measurement period adjustment	4,042,000		4,042,000
Ending balance	95,913,000	95,913,000	95,913,000	95,913,000
BHS
Goodwill [Roll Forward]
Measurement period adjustment			238,000	238,000
Ending balance	16,344,000	16,344,000	16,344,000	16,344,000
Thrasys
Goodwill [Roll Forward]
Measurement period adjustment			(3,052,000)	(3,052,000)
Ending balance	$ 145,036,000	$ 145,036,000	145,036,000	$ 145,036,000
Innovations Group
Goodwill [Roll Forward]
Business acquisition			143,730,000
Cloudbreak
Goodwill [Roll Forward]
Business acquisition			$ 110,968,000